Geographic information	12 Months Ended
Dec. 31, 2024
Geographic Information
Geographic information

20. Geographic information

The following table presents revenue by geographic area, the PRC, Indonesia and all other countries, based on the geographic location for the years ended December 31, 2022, 2023 and 2024. No revenue resulting from an individual country other than the PRC and Indonesia accounted for more than 10% of revenue for the presented years.

	2022	2023	2024

Total Revenue
The PRC	9,984,500	10,410,574	10,533,327
Indonesia	1,067,429	1,885,586	1,887,770
Others	82,274	251,285	644,727
	11,134,203	12,547,445	13,065,824